Note 15 - Income Tax (Details Textual) - CAD ($) $ in Thousands	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 11,310	$ 17,556
Canada [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	60,417
United States [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	21,184
United States [member] | Subject to expiration [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,254
United States [member] | Carried forward indefinitely [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 19,930